Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues from external customers	$ 4,828	$ 14,751
Income tax recovery / (expense)	(1,304)	(320)
Segment assets	36,670	24,148
Secure Microcontrollers
Segment Reporting Information [Line Items]
Revenues from external customers	3,872	10,156
Intersegment revenues
Interest revenue	204	38
Interest expense	290	36
Depreciation and amortization	241	190
Segment income /(loss) before income taxes	(4,180)	718
Profit / (loss) from intersegment sales
Income tax recovery / (expense)	(1,046)
Segment assets	12,732	13,279
All Others
Segment Reporting Information [Line Items]
Revenues from external customers	956	4,595
Intersegment revenues	1,084	231
Interest revenue	50	17
Interest expense	71	16
Depreciation and amortization	60	86
Segment income /(loss) before income taxes	(5,222)	(1,262)
Profit / (loss) from intersegment sales	52	11
Income tax recovery / (expense)	(258)	(320)
Segment assets	23,938	7,864
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	4,828	14,751
Intersegment revenues	1,084	231
Interest revenue	254	55
Interest expense	361	52
Depreciation and amortization	301	275
Segment income /(loss) before income taxes	(9,402)	(544)
Profit / (loss) from intersegment sales	52	11
Income tax recovery / (expense)	$ (1,304)	$ (320)